INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Significant components of the Company's net deferred tax assets and liability
The Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following:

	As of	As of
	December 31,	December 31,
	2015	2014
Deferred Tax Asset
Net-operating loss carryforward	$11,429	$8,001
Stock-based compensation	1,795	909
Others	(52)	107
Total Deferred Tax Assets	13,172	9,017
Valuation Allowance	(13,172)	(9,017)
Deferred Tax Asset, Net of Allowance	$—	$—

Schedule Of Effective Income Tax Rate Reconciliation
The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:

	As of December 31,	As of December 31,
	2015	2014
Statutory Federal Income Tax Rate	(34.0)%	(34.0)%
State Taxes, Net of Federal Tax Benefit	(5.9)%	(5.0)%
Change in Valuation Allowance	39.9%	39.3%
Change in State Rate	(2.2)%	—
Others	2.2%	(0.3)%
Income Tax Provision (Benefit)	0.0%	0.0%

(dollars in thousands)	As of December 31, 2015	As of December 31, 2014
Federal
Current	$—	$—
Deferred	3,023	7,871
State
Current	—	—
Deferred	1,132	1,146
Change in Valuation Allowance	(4,155)	(9,017)
Income Tax Provision (Benefit)	$—	$—